Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Non-current deferred tax assets:
NOL carryforwards	$ 1,629	$ 1,533
AMT and state tax credit carryforwards	241	275
Reserves (legal, environmental and other)	7	17
Pension and other post-employment benefits	18	16
Asset retirement obligations	85	89
Deferred financing costs and intangible/other contracts	48	64
Derivative contracts	57	69
Other	46	27
Subtotal	2,131	2,090
Less: valuation allowance	(1,704)	(1,276)
Total non-current deferred tax assets	427	814
Non-current deferred tax liabilities:
Depreciation and other property differences	(371)	(738)
Investment in unconsolidated partnership	0	(27)
Derivative contracts	(44)	(4)
Other	(17)	(74)
Total non-current deferred tax liabilities	(432)	(843)
Net deferred tax liability	$ (5)	$ (29)